INVESTMENTS - Identical or Similar Investments (Details) - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Debt Securities, Available-for-Sale [Line Items]
Carrying Value	$ 66,412	$ 63,227	$ 83,702
Impairment, Period to date	1,282	6,990	37,868
Impairment, Cumulative	60,591	59,608	64,588
Upward Adjustments, Period to date	1,642	2,214	2,356
Upward Adjustments, Cumulative	$ 64,834	$ 63,652	$ 74,352